BORROWINGS - Related party borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 3,348,279	$ 478,798	¥ 2,225,765
Long-term borrowings	3,023,538	432,360	1,660,584
Related party borrowings, Total	6,371,817	911,158	3,886,349
Related Party
Debt Instrument [Line Items]
Short-term borrowings	265,666	37,990	1,509,522
Long-term borrowings	294,127	42,060	309,612
Related party borrowings, Total	559,793	80,050	1,819,134
Unsecured borrowings
Debt Instrument [Line Items]
Short-term borrowings	2,498,052	357,217	1,784,906
Long-term borrowings	1,596,700	228,325	1,037,400
Secured borrowings
Debt Instrument [Line Items]
Short-term borrowings	850,227	121,581	440,859
Long-term borrowings	1,426,838	204,035	623,184
Kingsoft Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	0	0	1,000,000
Xiaomi Group | Unsecured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	0	0	146,442
Xiaomi Group | Secured borrowings | Related Party
Debt Instrument [Line Items]
Short-term borrowings	265,666	37,990	363,080
Long-term borrowings	¥ 294,127	$ 42,060	¥ 309,612